PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of:

	Estimated Life	December 31, 2023	December 31, 2022

Office equipment	5 years	$29,041	$29,041
Computer equipment	3 years	3,157	3,157
Accumulated depreciation		(16,902)	(10,146)
		$15,296	$22,052

Property and equipment consisted of the following as of:

	Estimated Life	December 31, 2022	December 31, 2021

Office equipment	5 years	$29,041	$28,181
Computer equipment	3 years	3,157	3,157
Accumulated depreciation		(10,146)	(3,292)
		$22,052	$28,046